Other equity instrument investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	¥ 779,218	¥ 2,083,419
Listed security [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	8,390	8,558
Unlisted securities [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	770,828	2,074,861
10% of Shanxi Xishan Jinxing Energy Co., Ltd. ("JinXing") [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	0	1,085,462
Fair value on the date of sale	1,250,000
Accumulated fair value gain recognised in other comprehensive income	502,000
9.09% of Ganlong Double-track Railway Co., Ltd. [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	678,565	924,453
Others [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	¥ 92,263	¥ 64,946